Shareholders' equity and share-based payments - Number of shares (Details) € / shares in Units, $ in Millions	Dec. 31, 2024 USD ($) shareholder shares	Dec. 31, 2024 EUR (€) shareholder € / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Shareholders' equity
Share capital	$ 7,577	€ 5,994,199,152.5	$ 7,616	$ 8,163
Number of shares issued	2,397,679,661	2,397,679,661
Common share par value (in Euros per shares) | € / shares		€ 2.5
Number of categories of shares | shareholder	1	1
Authorized share capital (in shares)	3,421,656,457	3,421,656,457	3,436,374,353	3,664,966,081
Common shares
Shareholders' equity
Shareholder maximum voting rights (as a percent)	10.00%	10.00%
Minimum ownership percentage for which voting restrictions do not apply	66.67%	66.67%